Share-Based Compensation	12 Months Ended
Jan. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
SHARE-BASED COMPENSATION

The Company has share-based incentive compensation plans under which certain officers, employees and members of the Board of Directors are participants and may be granted stock options, restricted stock and stock performance awards.

ASC 718, Compensation – Stock Compensation, and ASC 505, Equity, require companies to recognize compensation expense in an amount equal to the fair value of all share-based payments granted to employees over the requisite service period for each award. In certain limited circumstances, the Company’s incentive compensation plan provides for accelerated vesting of the awards, such as in the event of a change in control, qualified retirement, death or disability. The Company has a policy of issuing treasury shares in satisfaction of share-based awards.

Share-based compensation expense of $6.2 million, $5.6 million and $6.5 million was recognized in 2014, 2013 and 2012, respectively, as a component of selling and administrative expenses. The following table details the share-based compensation expense by plan and the total related income tax benefit for 2014, 2013 and 2012:

($ thousands)	2014	2013	2012
(Income) expense for share-based compensation plans, net of forfeitures:
Stock options	$(46)	$248	$215
Stock performance awards	—	—	328
Restricted stock grants	6,236	5,319	5,946
Total share-based compensation expense	6,190	5,567	6,489
Less: Income tax benefit	2,397	2,136	2,507
Total share-based compensation expense, net of income tax benefit	$3,793	$3,431	$3,982

In addition to the share-based compensation expense disclosed above, the Company also recognized cash-based expense related to performance share units and cash awards granted under the performance share plans.  The Company recognized $6.6 million, $3.7 million and $1.8 million in 2014, 2013 and 2012, respectively, in expense for cash-based awards under the performance share plans.

The Company issued 373,752, 481,916 and 925,676 shares of common stock in 2014, 2013 and 2012, respectively, for restricted stock grants, stock options exercised and stock performance awards issued to employees and common and restricted stock grants issued to directors. There were no significant modifications to any share-based awards in 2014, 2013 or 2012.

Restricted Stock
Under the Company’s incentive compensation plans, restricted stock of the Company may be granted at no cost to certain officers, key employees and directors. Plan participants are entitled to cash dividends and voting rights for their respective shares. Restrictions limit the sale or transfer of these shares during the requisite service period, which generally ranges from one to eight years. Expense for restricted stock grants is recognized on a straight-line basis separately for each vesting portion of the stock award based upon fair value of the award on the date of grant. The fair value of the restricted stock grants is the quoted market price for the Company’s common stock on the date of grant.

The following table summarizes restricted stock activity for the year ended January 31, 2015:

	Number of Nonvested Restricted Shares	Weighted-Average Grant Date Fair Value
Nonvested at February 1, 2014	1,700,098	$13.25
Granted	281,710	28.17
Vested	(364,238)	14.21
Forfeited	(55,100)	15.89
Nonvested at January 31, 2015	1,562,470	$15.61

For the years ended January 31, 2015, February 1, 2014 and February 2, 2013, restricted shares granted were 281,710, 411,735 and 759,400 respectively. Restricted shares forfeited during 2014, 2013 and 2012 were 55,100, 163,250, and 169,300, respectively. The weighted-average fair value of restricted stock awards granted for the years ended January 31, 2015, February 1, 2014 and February 2, 2013, was $28.17, $17.47 and $9.71, respectively. The total grant date fair value of restricted stock awards vested during the years ended January 31, 2015, February 1, 2014 and February 2, 2013, was $5.2 million, $4.1 million and $4.8 million, respectively. As of January 31, 2015, the total remaining unrecognized compensation cost related to nonvested restricted stock grants amounted to $11.1 million, which will be amortized over the weighted-average remaining requisite service period of 2.5 years.

The Company recognized $0.8 million, $2.9 million and $0.9 million in 2014, 2013 and 2012, respectively, of excess tax benefits related to restricted stock vesting and dividends, which was reflected as an increase to additional paid-in capital.

Performance Share Awards
Under the Company’s incentive compensation plans, common stock or cash may be awarded at the end of the performance period at no cost to certain officers and key employees if certain financial goals are met. Under the plan, employees are granted performance share awards at a target number of shares or units, which vest generally over a three-year service period. At the end of the three-year period, the employee will be given an amount of shares between 0% and 200% of the targeted award, depending on the achievement of specified financial goals for the three-year period. If the awards are granted in units, the employee will be given an amount of cash ranging from 0% to 200% of the equivalent market value of the targeted award.

Expense for performance share awards is recognized based upon the fair value of the awards on the date of grant and the anticipated number of shares or cash to be awarded on a straight-line basis for each vesting portion of the stock award. The fair value of the performance share awards is the quoted market price for the Company’s common stock on the date of grant. The Company had nonvested outstanding performance share awards for 148,535 units at various target levels as of January 31, 2015, which may result in the payment of up to 297,070 units at the end of the service periods.

The following table summarizes performance share activity for the year ended January 31, 2015:

	Number of Nonvested Stock Performance Awards at Target Level	Number of Nonvested Stock Performance Awards at Maximum Level	Weighted-Average Grant Date Fair Value
Nonvested at February 1, 2014	164,525	329,050	$12.69
Granted	88,185	176,370	28.18
Vested	(84,275)	(168,550)	9.27
Expired	—	—	—
Forfeited	(19,900)	(39,800)	15.96
Nonvested at January 31, 2015	148,535	297,070	$23.39

The weighted-average grant-date fair value of performance share awards granted for 2014, 2013 and 2012 was $28.18, $17.00 and $9.46, respectively. Performance share awards of 84,275, 117,250 and 140,000 vested in 2014, 2013 and 2012, respectively. In addition to the units granted, $2.4 million of performance share awards were granted in cash during 2014. As of January 31, 2015, the remaining unrecognized compensation cost related to nonvested performance share awards was $9.3 million, which will be recognized over the weighted-average remaining service period of 1.4 years.

Stock Options
Stock options are granted to employees at exercise prices equal to the quoted market price of the Company’s stock at the date of grant. Stock options generally vest over four years and have a term of 10 years. Compensation cost for all stock options is recognized over the requisite service period for each award. No dividends are paid on unexercised options. Expense for stock options is recognized on a straight-line basis separately for each vesting portion of the stock option award.

The Company granted no stock options in 2014 and 4,000 and 26,000 stock options during 2013 and 2012, respectively. Fair values of options granted in 2013 and 2012 were estimated using the Black-Scholes option-pricing model based on the following assumptions:

	2013	2012
Dividend yield	1.7%	3.1%
Expected volatility	67.7%	66.5%
Risk-free interest rate	1.3%	1.4%
Expected term (in years)	7	7

Dividend yields are based on historical dividend yields. Expected volatilities are based on historical volatilities of the Company’s common stock. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of the grant for periods corresponding with the expected term of the options. The expected term of options represents the weighted-average period of time that options granted are expected to be outstanding, giving consideration to vesting schedules and the Company’s historical exercise patterns.

Summarized information about stock options outstanding and exercisable at January 31, 2015 is as follows:

	Outstanding			Exercisable
Exercise Price Range	Number of Options	Weighted- Average Remaining Life (Years)	Weighted- Average Exercise Price	Number of Options	Weighted- Average Exercise Price
$3.33 - $11.54	82,725	5	$6.23	50,350	$6.71
$11.55 - $14.45	66,000	5	13.95	66,000	13.95
$14.46 - $15.35	101,110	1	15.00	96,860	14.99
$15.36 - $22.44	91,221	1	20.94	91,221	20.94
$22.45 - $35.25	75,747	2	33.50	75,747	33.50
	416,803	3	$17.75	380,178	$18.83

The weighted-average remaining contractual term of stock options outstanding and currently exercisable at January 31, 2015 was 2.9 years and 2.6 years, respectively. The aggregate intrinsic value of stock options outstanding and currently exercisable at January 31, 2015 was $4.9 million and $4.1 million, respectively. Intrinsic value for stock options is calculated based on the exercise price of the underlying awards as compared to the quoted price of the Company’s common stock as of the reporting date.

The following table summarizes stock option activity for 2014 under the current and prior plans:

	Number of Options	Weighted-Average Exercise Price
Outstanding at February 1, 2014	751,638	$16.88
Granted	—	—
Exercised	(316,835)	15.21
Forfeited	(18,000)	24.36
Canceled or expired	—	—
Outstanding at January 31, 2015	416,803	$17.75
Exercisable at January 31, 2015	380,178	$18.83

The intrinsic value of stock options exercised was $3.8 million, $4.0 million and $0.5 million for 2014, 2013 and 2012, respectively. The amount of cash received from the exercise of stock options was $3.2 million in 2014, $4.9 million in 2013 and $0.9 million in 2012. In addition, 60,624, 91,157 and 33,033 shares were tendered by employees in satisfaction of the exercise price of stock options during 2014, 2013 and 2012, respectively.

The Company recognized $0.1 million in 2014, $0.5 million in 2013 and less than $0.1 million in 2012 of excess tax benefits related to stock option exercises, which was reflected as an increase to additional paid-in capital.

The following table summarizes nonvested stock option activity for 2014 under the current and prior plans:

	Number of Nonvested Options	Weighted-Average Grant Date Fair Value
Nonvested at February 1, 2014	87,750	$5.08
Granted	—	—
Vested	(46,875)	6.42
Forfeited	(4,250)	7.60
Nonvested at January 31, 2015	36,625	$3.28

The weighted-average grant date fair value of stock options granted for 2013 and 2012 was $9.46 and $5.46, respectively. The total grant date fair value of stock options vested during 2014, 2013 and 2012 was $0.3 million, $0.4 million and $0.5 million, respectively. As of January 31, 2015, the total remaining unrecognized compensation cost related to nonvested stock options amounted to less than $0.1 million, which will be amortized over the weighted-average remaining requisite service period of 1.1 years.

Restricted Stock Units for Non-Employee Directors
Equity-based grants may be made to non-employee directors in the form of cash-equivalent restricted stock units (“RSUs”) at no cost to the non-employee director. The RSUs are subject to a vesting requirement (usually one year), earn dividend equivalent units, and are payable in cash on the date the director terminates service or such earlier date as a director may elect, subject to restrictions, based on the then current fair value of the Company’s common stock. Dividend equivalents are paid on outstanding RSUs at the same rate as dividends on the Company’s common stock, are automatically re-invested in additional RSUs, and vest immediately as of the payment date for the dividend. Expense related to the initial grant of RSUs is recognized ratably over the vesting period based upon the fair value of the RSUs, as remeasured at the end of each period. Expense for the dividend equivalents is recognized at fair value immediately. Gains and losses resulting from changes in the fair value of the RSUs subsequent to the vesting period and through the settlement date are reported in the Company’s consolidated statements of earnings. See Note 5 and Note 13 to the consolidated financial statements for information regarding the deferred compensation plan for non-employee directors.

The following table summarizes restricted stock unit activity for the year ended January 31, 2015:

	Outstanding			Accrued (1)	Nonvested RSUs
	Number of Vested RSUs	Number of Nonvested RSUs	Total Number of RSUs	Total Number of RSUs	Weighted-Average Grant Date Fair Value
February 1, 2014	291,855	54,450	346,305	328,155	$21.30
Granted (2)	2,826	39,123	41,949	29,049	28.71
Vested	54,873	(54,873)	—	18,150	21.35
Settled	(57,260)	—	(57,260)	(57,260)	26.23
January 31, 2015	292,294	38,700	330,994	318,094	$28.72
(1)	Accrued RSUs include all fully vested awards and a pro-rata portion of nonvested awards based on the elapsed portion of the vesting period.
(2)	Granted RSUs include 3,249 RSUs resulting from dividend equivalents paid on outstanding RSUs, of which 2,826 related to outstanding vested RSUs and 423 to outstanding nonvested RSUs.

Information about RSUs granted, vested and settled during 2014, 2013 and 2012 is as follows:

($ thousands, except per unit amounts)	2014	2013	2012
Weighted-average grant date fair value of RSUs granted (1)	$28.69	$21.33	$12.04
Fair value of RSUs vested	1,558	1,600	1,156
RSUs settled	57,260	9,905	6,432
(1)	Includes dividend equivalents granted on outstanding RSUs, which vest immediately.

The following table details the RSU compensation expense and the total related income tax benefit for 2014, 2013 and 2012:

($ thousands)	2014	2013	2012
Compensation expense	$2,707	$3,258	$2,769
Income tax benefit	(1,053)	(1,267)	(1,077)
Compensation expense, net of income tax benefit	$1,654	$1,991	$1,692

The aggregate intrinsic value of RSUs outstanding and currently vested at January 31, 2015 is $9.4 million and $8.3 million, respectively. Aggregate intrinsic value for RSUs is calculated based on the average of the high and low prices of the Company’s common stock as of the reporting date. As of January 31, 2015 and February 1, 2014, the liabilities associated with the accrued RSUs totaled $8.9 million and $7.8 million, respectively.